ORDINARY SHARES - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Aug. 23, 2022 USD ($)	Dec. 31, 2020 shares
ORDINARY SHARES
Common stock value authorized | $		$ 80,000
Ordinary shares, shares authorized		800,000,000		800,000,000
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares issued		185,613,662		190,879,919				164,888,519
Exercise of warrants (in shares)						5,341,267
Number of ordinary shares represented by one ADS	2.3
Stock Repurchase Program, Period in Force	12 months
Repurchased shares		10,656,794	10,656,794	1,652,541	1,652,541
Aggregate amount repurchased		$ 8,600	¥ 61,260
Exercise of stock options (in shares)		280,568	280,568	6,845,888	6,845,888	8,227,843
Issuance of ordinary shares for restricted share units		1,260,701	1,260,701	1,859,819	1,859,819	5,369,140
ADS
ORDINARY SHARES
Amount of stock repurchase | $	$ 40,000						$ 40,000
Aggregate amount repurchased				$ 3,000	¥ 21,249
Treasury stock exercise of option		3,849,268	3,849,268	0	0	0
Treasury stock not in use and not outstanding		8,460,067		1,652,541